Statements of Consolidated Shareholders' Equity - USD ($) $ in Millions		Total	Common Shares	Additional Capital	Retained Income	Amount Due from ESOP Trust	Accumulated Other Comprehensive Loss
Balance at Apr. 30, 2015		$ 7,086.9	$ 29.9	$ 6,007.7	$ 1,159.2	$ (0.1)	$ (109.8)
Balance, shares at Apr. 30, 2015			119,577,333
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		688.7			688.7
Other comprehensive income (loss)		(38.6)					(38.6)
Comprehensive Income		650.1
Purchase of treasury shares		(441.1)	$ (0.9)	(177.9)	(262.3)
Purchase of treasury shares, shares			(3,451,591)
Stock plans		30.8	$ 0.1	30.7
Stock plans, shares			181,152
Cash dividends declared		(317.9)			(317.9)
Other		(0.3)		(0.4)		0.1
Balance at Apr. 30, 2016		7,008.5	$ 29.1	5,860.1	1,267.7	0.0	(148.4)
Balance, shares at Apr. 30, 2016			116,306,894
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		592.3			592.3
Other comprehensive income (loss)		5.0					5.0
Comprehensive Income		597.3
Purchase of treasury shares		(437.6)	$ (0.8)	(163.6)	(273.2)
Purchase of treasury shares, shares			(3,147,659)
Stock plans		28.2	$ 0.1	28.1
Stock plans, shares			280,318
Cash dividends declared		(346.5)			(346.5)
Other		0.3		0.1	0.2
Balance at Apr. 30, 2017		$ 6,850.2	$ 28.4	5,724.7	1,240.5	0.0	(143.4)
Balance, shares at Apr. 30, 2017		113,439,553	113,439,553
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 1,338.6			1,338.6
Other comprehensive income (loss)		41.7					41.7
Comprehensive Income		1,380.3
Purchase of treasury shares		(7.0)	$ 0.0	(5.8)	(1.2)
Purchase of treasury shares, shares			(54,535)
Stock plans		21.3	$ 0.0	21.3
Stock plans, shares			187,822
Cash dividends declared		(353.7)			(353.7)
Reclassification of stranded tax effects	[1]	0.0			15.0		(15.0)	[2]
Other		0.0	$ 0.5	(0.5)
Balance at Apr. 30, 2018		$ 7,891.1	$ 28.9	$ 5,739.7	$ 2,239.2	$ 0.0	$ (116.7)
Balance, shares at Apr. 30, 2018		113,572,840	113,572,840

[1]	During the fourth quarter of 2018, we elected to early adopt ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allowed us to reclassify the stranded income tax effects resulting from the Act from accumulated other comprehensive income (loss) to retained earnings. For additional information, see Recently Issued Accounting Standards in Note 1: Accounting Policies, and Note 13: Income Taxes.
[2]	During the fourth quarter of 2018, we elected to early adopt ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allowed us to reclassify the stranded income tax effects resulting from the Act from accumulated other comprehensive income (loss) to retained earnings. For additional information, see Note 13: Income Taxes.